SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023 MW	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net (loss) income		$ (246,487)	$ (2,146,318)	$ 47,312
Cash and cash equivalents		50,409	15,884	117,871
Working capital deficit		(391,400)
Stockholder's deficit		596,941	409,346	(1,341,210)	$ (89,224)
Accounts receivable, allowance for credit loss		0	8,724
Impairment of digital currency assets		4,406	231,315	37,206
Gain from sales of digital assets		$ 3,893	44,298	$ 4,814
Digital assets, period to sell after receipt of payment		10 days
Goodwill, impairment			1,050,000
Goodwill		$ 0	0
Monthly energy consumption (in MWh) | MW	48
Revenue from contract with customer, payment term		30 days
Last payment due period before deployment (at least)		1 month
Deferred revenue		$ 9,800	80,400
Deferred revenue recognized		$ 21,000	88,600
Deferred revenue recognition period		1 year
Matching contributions cost		$ 1,000	1,100
Hosting Service
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Commitments not yet recognized		78,100
Deferred revenue		68,400
Unsatisfied performance obligation, noncurrent		9,700
Celsius Mining LLC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining deferred revenue used to settle claims		20,500
Sphere 3D Corp. and Gryphon Settlement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining deferred revenue used to settle claims		$ 33,000
Mining Segment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Goodwill, impairment			996,500
Equipment Sales and Hosting reporting unit
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Goodwill, impairment			$ 58,200
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract with customer, term		15 months
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract with customer, term		24 months
Money Market Funds | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash equivalents		$ 42,200